Notes Payable with a Related Party (Details) - USD ($) $ / shares in Units, shares in Thousands	Jan. 29, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 28, 2020
Debt Instrument [Line Items]
Interest on convertible debt with a related party		$ 0	$ 618,082
Convertible Debt
Debt Instrument [Line Items]
Principal amount				$ 30,000,000
Interest on convertible debt with a related party				618,000
Convertible Debt | Inclusive Capital Partners Spring Master Fund, L.P.
Debt Instrument [Line Items]
Principal amount				$ 30,000,000
Interest rate				8.00%
Conversion price (in dollars per share)				$ 9.50
Convertible Debt | Common stock
Debt Instrument [Line Items]
Shares issued upon conversion (in shares)	3,242